VOYA INVESTORS TRUST

VY® BlackRock Inflation Protected Bond Portfolio

(the "Portfolio")

Supplement dated March 19, 2024

to the Portfolio's Class ADV, Class I, and Class S Shares'

Prospectus, dated May 1, 2023

(the "Prospectus")

Effective February 28, 2024, Johan Sjogren was added as a portfolio manager for the Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Chris Allen, CFA	Akiva Dickstein
Portfolio Manager (since 03/17)	Portfolio Manager (since 03/18)
David Rogal	Johan Sjogren
Portfolio Manager (since 12/21)	Portfolio Manager (since 02/24)

2.The table in the sub-section of the Prospectus entitled "Management of the Portfolios – Individual Portfolio Managers" is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional Experience
Manager	Sub-Adviser
Johan Sjogren	BlackRock International	VY® BlackRock	Mr. Sjogren, Managing Director,
	Limited	Inflation Protected	senior Portfolio Manager for the
		Bond Portfolio	Fundamental European Fixed
Income Team within BlackRock
Fundamental Fixed Income and
lead manager on the European
Fixed Income Strategies Fund,
joined BlackRock in 2010. Prior to
joining BlackRock, he began his
career as an analyst at Bank of
America Merrill Lynch in 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® BlackRock Inflation Protected Bond Portfolio

(the "Portfolio")

Supplement dated March 19, 2024

to the Portfolio's Class ADV, Class I, Class S Shares' Statement of Additional Information, dated May 1, 2023 (the "SAI")

Effective February 28, 2024, Johan Sjogren was added as a portfolio manager for the Portfolio.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – VY® BlackRock Inflation Protected Bond Portfolio – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
Portfolio	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts
Johan Sjogren2	5	$5,510,000,000	15	$11,630,000,000	7	$5,130,000,000

2As of December 31, 2023.

2.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – VY® BlackRock Inflation Protected Bond Portfolio – Ownership of Securities" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Johan Sjogren1	None

1 As of December 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE